Dividends (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Dividends

11.	DIVIDENDS
	2018 final dividend of 20 SA cents per share (2017: 50 SA cents and 2016: 60 SA cents) declared on 15 February 2019.	11.5	34.7	37.5
	2019 interim dividend of 60 SA cents was declared during 2019 (2018: 20 SA cents and 2017: 40 SA cents).	34.0	10.8	25.3

A final dividend in respect of the financial year ended 31 December 2019 of 100 SA cents per share was approved by the Board of Directors on 12 February 2020. This dividend payable is not reflected in these financial statements.

	Dividends are subject to Dividend Withholding Tax.
	Total dividends	45.5	45.5	62.8
	Dividends per share - cents	5	6	8